Revenue Analysis and Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines
	FY 2021		FY 2020		FY 2019
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	275,363	77.0%	-	0.0%	-	0.0%
Insurance marketing	65,880	18.4%	49,232	97.9%	11,577	100%
Cryptocurrency mining	15,427	4.3%	-	0.0%	-	0.0%
Telecom call center	338	0.1%	922	1.8%	-	-%
Bank call center	-	0.0%	77	0.2%	-	-%
SaaS	813	0.2%	58	0.1%	-	-%
Total	357,821	100.0%	50,289	100.0%	11,577	100%

Schedule of reportable segment revenues
	For the Years Ended December 31,
	2021	2020	2019
Reportable segment revenues	$357,821	$50,289	$11,577
Revenue, net – Insurance marketing	66,951	50,289	11,577
Revenue, net – Commodity trading	268,489	-	-
Revenue, net – Others	23,098	-	-
Eliminations	(717)
Cost of revenues	(336,752)	(37,295)	(9,459)
Cost of revenues-insurance marketing	(58,872)	(37,295)	(9,459)
Cost of revenues-Commodity trading	(264,764)	-	-
Cost of revenues-Others	(13,115)	-	-
Eliminations	(1)	-	-

Reconciling Items
Selling, general and administrative	(61,291)	(2,906)	(363)
Depreciation and amortization	(5,203)	(2)	(2)
Impairment of intangible assets	(925)	-	-
Loss on deconsolidation	-	(482)	-
Other (expense)/income	(1,962)	(5,053)	41
Current income tax expense	(739)	(147)	(324)
Net (loss)/income	(49,051)	4,404	1,470

Schedule of condensed consolidated statement of comprehensive loss
	31-Dec-21
												Subsidiaries	Subsidiaries
					Subsidiaries	Subsidiaries	SOS Ltd.	China SOS Ltd	WFOE	VIE	Inter-company	Outside China	Inside China	SOS Ltd
	SOS Ltd	China SOS Ltd	WFOE	VIE	Outside China	Inside China	Adjustment(a)	Adjustment (a)	Adjustment	Adjustment	Elimination	Adjustment(b)	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	15,315	-	-	718	342,506	-	-	-	-	-	(718)	-	357,821
COST OF REVENUES	-	2,327	-	-	3,728	330,697	-	-	-	-	-		-	336,752
GROSS PROFIT	-	12,988	-	-	(3,010)	11,809	-	-	-	-	-	(718)	-	21,069
OPERATING EXPENSES:
General and administrative	15,713	10,340	12	-	7,574	7,320	(12,033)	-	-	-	-	(718)	-	28,208
Share-based compensation	33,537	-	-	-	-	-	-	-	-	-	-	-	-	33,537
Selling expense	-	-	-	(3)	-	677	-	-	-	-	-	-	-	674
Total operating expenses	49,250	10,340	12	(3)	7,574	7,997	(12,033)	-	-	-	-	(718)	-	62,419
INCOME FROM OPERATIONS	(49,250)	2,648	(12)	3	(10,584)	3,812	12,033	-	-	-	-	-	-	(41,350)
OTHER INCOME(EXPENSE):
Other income(expense),net	(5,000)	-	-	-	-	(1,962)	-	-	-	-	-	-	-	(6,962)
Total other (expenses)income, net	(5,000)	-	-	-	-	(1,962)	-	-	-	-	-	-	-	(6,962)
INCOME (LOSS)BEFORE INCOME TAXES	(54,250)	2,648	(12)	3	(10,584)	1,850	12,033	-	-	-	-	-	-	(48,312)
INCOME TAXES	-	-	-	-	-	(739)	-	-	-	-	-	-	-	(739)
Non-controlling interest	-	-	-	-	-	(200)	-	-	-	-	-	-	-	(200)

NET PROFIT(LOSS)	(54,250)	2,648	(12)	3	(10,584)	911	12,033	-	-	-	-	-	-	(49,251)

(a)	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.
(b)	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.

	31-Dec-20
													Subsidiaries	Subsidiaries
		China			Subsidiaries	Subsidiaries	SOS Ltd		China SOS Ltd	WFOE	VIE	Inter-company	Outside China	Inside China	SOS Ltd.
	SOS Ltd	SOS Ltd	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Adjustment	Adjustment	Adjustment	Elimination	Adjustment	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES	-	-	-	-	-	50,289			-	-	-	-	-	-	50,289
COST OF REVENUES	-	-	-	-	-	(37,295)			-	-	-	-	-	-	(37,295)
GROSS PROFIT	-	-	-	-	-	12,994	-	-	-	-	-	-	-	-	12,994
OPERATING EXPENSES:															-
General and administrative	(897)	(2)	(3)	-	-	(1,047)	-	(452)	-	-	-	-	-	-	(2,401)
Share-based compensation	(506)	-	-	-	-	-	-	-	-	-	-	-	-	-	(506)
Total operating expenses	(1,403)	(2)	(3)	-	-	(1,047)	-	(452)	-	-	-	-	-	-	(2,907)
INCOME FROM OPERATIONS	(1,403)	(2)	(3)	-	-	11,947	-	(452)	-	-	-	-	-	-	10,087
OTHER INCOME(EXPENSE):															-
Loss on acquisition	-	-	-	-	-	-	(5,679)	-	-	-	-	-	-	-	(5,679)
Other income(expense),net	-	-	-	-	-	625	-	-	-	-	-	-	-	-	625
Total other (expenses)income, net	-	-	-	-	-	625	(5,679)	-	-	-	-	-	-	-	(5,054)
INCOME(LOSS)BEFORE INCOME TAXES	(1,403)	(2)	(3)	-	-	12,572	(5,679)	(452)	-	-	-	-	-	-	5,033
INCOME TAXES	-	-	-	-	-	(147)	-	-	-	-	-	-	-	-	(147)
NET INCOME(LOSS) - CONTINUING OPERATION	(1,403)	(2)	(3)	-	-	12,425	(5,679)	(452)	-	-	-	-	-	-	4,886
															-
DISCONTINUED OPERATIONS:
Loss from discontinued operations	-				-	-	(545)	-	-	-	-	-	-	-	(545)
Income from disposal of discontinued operations	-	-	-		-		63	-	-	-	-	-	-	-	63
LOSS FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	(482)	-	-	-	-	-	-	-	(482)
					-				-	-	-	-	-	-	-
NET PROFIT(LOSS)	(1,403)	(2)	(3)	-	-	12,425	(6,161)	(452)	-	-	-	-	-	-	4,404
OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-	-	874	-	-	-	-	-	-	-	-	874
COMPREHENSIVE INCOME(LOSS)	(1,403)	(2)	(3)	-	-	13,299	(6,161)	(452)	-	-	-	-	-	-	5,278

	31-Dec-19
													Subsidiaries	Subsidiaries
		China			Subsidiaries	Subsidiaries	SOS Ltd		China SOS Ltd	WFOE	VIE	Inter-company	Outside China	Inside China	SOS Ltd.
	SOS Ltd	SOS Ltd	WFOE	VIE	Outside China	Inside China	Adjustment	Adjustment	Adjustment	Adjustment	Adjustment	Elimination	Adjustment	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES	-	-	-	-	-	11,577	-	-	-	-	-	-	-	-	11,577
COST OF REVENUES	-	-	-	-	-	(9,459)	-	-	-	-	-	-	-	-	(9,459)
GROSS PROFIT	-	-	-	-	-	2,118	-	-	-	-	-	-	-	-	2,118
OPERATING EXPENSES:
General and administrative	-	-	-	-	-	(365)	-	-	-	-	-	-	-	-	(365)
Share-based compensation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Total operating expenses	-	-	-	-	-	(365)	-	-	-	-	-	-	-	-	(365)
INCOME FROM OPERATIONS	-	-	-	-	-	1,753	-	-	-	-	-	-	-	-	1,753
Other income(expense),net	-	-	-	-	-	41	-	-	-	-	-	-	-	-	41
Total other (expenses)income, net	-	-	-	-	-	41	-	-	-	-	-	-	-	-	41
INCOME(LOSS)BEFORE INCOME TAXES	-	-	-	-	-	1,794	-	-	-	-	-	-	-	-	1,794
INCOME TAXES	-	-	-	-	-	(324)	-	-	-	-	-	-	-	-	(324)
NET INCOME(LOSS) - CONTINUING OPERATION	-	-	-	-	-	1,470	-	-	-	-	-	-	-	-	1,470
NET PROFIT(LOSS)	-	-	-	-	-	1,470	-	-	-	-	-	-	-	-	1,470
Foreign currency translation adjustment - net of tax	-	-	-	-	-	(16)	-	-	-	-	-	-	-	-	(16)
COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	1,454	-	-	-	-	-	-	-	-	1,454

Schedule of condensed consolidated statement of financial position
	31-Dec-21
																	Subsidiaries	Subsidiaries
					Subsidiaries	Subsidiaries	SOS Ltd.						China SOS Ltd.	WOFE	VIE	Inter-company	Outside China	Inside China	SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Outside China	Inside China	Adjustment(a)	Adjustment(b)	Adjustment(c)	Adjustment(d)	Adjustment(e)	Adjustment(f)	Adjustment	Adjustment	Adjustment	elimination(g)	Adjustment	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$
ASSETS
Current assets:
Cash and cash equivalents	12,301	160,091	4,164	2	101,210	60,258	-	-	-	-	-	-	-	-	-	-	-	-	338,026
Accounts receivable, net	-	-	-	-	-	26,129	-	-	-	-	-	-	-	-	-	-	-	-	26,129
Other receivables - net	67,962	16,902	-	-	345	903	-	-	-	-	-	-	-	-	-	(79,391)	-	-	6,721
Amount due from related parties	-	900	-	-	1,000	5,939	-	-	-	-	-	-	-	-	-	-	-	-	7,839
Inter-company receivable	19,791	(153,855)	311,415	(2)	(19,791)	(196,737)	39,179	-	-	3,578	-	-	-	-	-	-	-	(3,578)	-
Inventory	-	-	-	-	-	96,071	-	-	-	-	-	-	-	-	-	-	-	-	96,071
Intangible assets	14,502																		14,502
Advance payments	6,400	97,115	-	-	300	62,698	-	-	-	-	-	-	-	-	-	-	-	-	166,513
Tax recoverable	-	-	-	-	-	7,706	-	-	-	-	-	-	-	-	-	-	-	-	7,706
Total current assets	120,956	121,153	315,579	-	83,064	62,967	39,179	-	-	3,578	-	-	-	-	-	(79,391)	-	(3,578)	663,507
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	-	3,401	-	-	-	-	-	-	-	-	-	-	-	-	3,401
Property equipment and software, net	-	9,844	-	-	16,903	535	-	-	-	-	-	-	-	-	-	-	-	-	27,282
Goodwill	-	-	-	-	-	72	-	-	-	-	-	-	-	-	-	-	-	-	72
Investment in subsidiaries outside China	374,463	-	-		-	-	-	-	(374,463)	-	-	-	-	-	-	-	-	-	-
Investment in WFOE	-	310,205	-	-	-	-	-	(310,205)	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	-	-	-	-	64,794	-	-	-	-	-	-	(64,794)	-	-	-	-	-	-	-
Prepaid expense	-	-	-	-	-	1,038	-	-	-	-	-	-	-	-	-	-	-	-	1,038
Total non-current assets	374,463	320,049	-	-	81,697	5,046	-	(310,205)	(374,463)	-	-	(64,794)	-	-	-	-	-	-	31,793
Total assets	495,419	441,202	315,579	-	164,761	68,013	39,179	(310,205)	(374,463)	3,578	-	(64,794)	-	-	-	(79,391)	-	(3,578)	695,300
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payble	-	11,359	-	-	-	18,128	-	-	-	-	-	-	-	-	-	-	-	-	29,487
Amount due to related parties	15	-	2	-	18	2,742	-	-	-	-	-	-	-	-	-	-	-	-	2,777
Operating lease liability-current	-	-	-	-	-	894	-	-	-	-	-	-	-	-	-	-	-	-	894
Advance from customers	-	-	-	-	-	19,968	-	-	-	-	-	-	-	-	-	-	-	-	19,968
Payroll payable	-	-	-	-	1	2	-	-	-	-	-	-	-	-	-	-	-	-	3
Other payables	5,141	(24,879)	47	-	5,093	104,201	-	-	-	(3,528)	-	-	-	-	-	(79,391)	-	-	6,684
Total current liabilities	5,156	(13,520)	49	-	5,112	145,935	-	-	-	(3,528)	-	-	-	-	-	(79,391)	-	-	59,813
Operating lease liabilty-noncurrent	-	-	-	-	-	1,918	-	-	-	-	-	-	-	-		-	-	-	1,918
Total non-current liability	-	-	-	-		1,918	-	-	-	-			-	-	-	-	-	-	1,918
Total liabilities	5,156	(13,520)	49	-	5,112	147,853	-	-	-	(3,528)			-	-	-	(79,391)	-	-	61,731
Shareholder’s equity
Paid up capital	427,236	452,076	315,546	-	99,290	(94,881)	15	(310,205)	(374,463)	7,106	(453,082)	(64,794)	-	-	-	-	-	(3,578)	266
Additional paid-in capital	119,147	-	-	-	-	10	39,163	-	-	-	514,065	-	-	-	-	-	-	-	672,386
Retained earnings	(56,120)	2,646	(16)	-	60,359	14,831	-	-	-	-	(65,113)	-	-	-	-	-	-	-	(43,413)
Accumulated other comprehensive income (loss)	-	-	-	-	-	-	-	-	-	-	4,130	-	-	-	-	-	-	-	4,130
Non-controlling interest	-	-	-	-	-	200	-	-	-	-	-	-	-	-	-	-	-	-	200
Total Shareholders’ equity	490,263	454,722	315,530	-	159,649	(79,840)	39,178	(310,205)	(374,463)	7,106	-	(64,794)	-	-	-	-	-	(3,578)	633,569
Total Liabilities and shareholders’ equity	495,419	441,202	315,579	-	164,761	68,013	39,178	(310,205)	(374,463)	3,578	-	(64,794)	-	-	-	(79,391)	-	(3,578)	695,300

(a)	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up & additional paid-up capital by going through inter-company account;
(b)	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;
(c)	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
(d)	China SOS received F3 financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital & additional paid-up capital by going through inter-company account to offset other receivables and other payable;
(e)	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;
(f)	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
(g)	This entry represents an inter-company elimination entry between SOS and SOSNY.

	31-Dec-20
													Subsidiaries	Subsidiaries
		China			Subsidiaries	Subsidiaries	SOS Ltd.		China SOS Ltd.	WFOE	VIE	Inter-company	Outside China	Inside China	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustement (a)	Adjustment (b)	Adjustment	Adjustment (d)	Adjustment	elimination (c)	Adjustment	Adjustment (e)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	1	268	3,304	2	-	147	-	-	-	-	-	-	-	-	3,722
Accounts receivable, net	-	-	-	-	-	10,235	-	-	-	-	-	-	-	-	10,235
Other receivables - net	102	-	100	-	-	43,671	-	3,500	-	-	-	-	-	-	47,373
Amount due from related parties	-	-	-	-	-	3,693	-	-	-	-	-	-	-	-	3,693
Inter-company receivable (c)	-	-	-	-	-		(38,429)	-	-	-	-	38,429	-	-	-
Total current assets	103	268	3,404	2	-	57,746	(38,429)	3,500	-	-	-	38,429	-	-	65,023
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	-	4,158	-	-	-	-	-	-	-	-	4,158
Property equipment and software, net	--	-	-	-	-	509	-	-	-	-	-	-	-	-	509
Investment in WFOE (d)	-	3,391	-		-	-	-	-	-	(3,391)	-	-	-	-	-
Investment in subsidiaries inside China (e)	-	-	-	-	-	644	-	-	-	-	-	-	-	(644)	-
Goodwill	-	-	-		-	-	-	-	-	-	-	-	-	72	72
Total non-current assets	-	3,391	-	-	-	5,311	-	-	-	(3,391)	-	-	-	(572)	4,739
Total assets	103	3,659	3,404	2	-	63,057	(38,429)	3,500	-	(3,391)	-	38,429	-	(572)	69,762
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	-	-	-	-	1,078	-	-	-	-	-	-	-	-	1,078
Amount due to related parties	-	-	-	-	-	1,909	-	-	-	-	-	-	-	-	1,909
Inter-company payable		-	-	-	-	-	-	-	-	-	-	-	-	-	-
Operating lease liability-current	-	-	-	-	-	834	-	-	-	-	-	-	-	-	834
Contract liability	-	-	-	-	-	610	-	-	-	-	-	-	-	-	610
Tax payable	-	-	-	-	-	665	-	-	-	-	-	-	-	-	665
Other payables	-	100	2	2	-	40,007	-	-	-	-	-	(38,429)	-	-	1,681
Total current liabilities	-	100	2	2	-	45,103	-	-	-	-	-	(38,429)	-	-	6,777
Operating lease liabilty-noncurrent	-	-	-	-	-	2,749	-	-	-	-	-	-	-	-	2,749
Total non-current liability	-	-	-	-	-	2,749	-	-	-	-	-	-	-	-	2,749
Total liabilities	-	100	2	2	-	47,852	-	-	-	-	-	(38,429)	-	-	9,526
Shareholder’s equity					-							-	-
Paid up capital	(1)	3	-	-	-	-	46	12	-	-	-	-	-	-	60
Additional paid-in capital	1,960	3,558	3,406	-	-	590	38,383	9,649	-	(3,406)	-	-	-	(540)	53,600
Retained earnings	(1,856)	(2)	(3)	-	-	13,903	-	(6,161)	-	3	-	-	-	(46)	5,838
Accumulated other comprehensive income (loss)	-	-	-	-	-	712	-	-	-	12	-	-	-	14	738
Total Shareholders’ equity	103	3,559	3,402	-	-	15,205	38,429	3,500	-	(3,391)	-	-	-	(570)	60,236
Total Liabilities and shareholders’ equity	103	3,659	3,404	2	-	63,057	38,429	3,500	-	(3,391)	-	(38,429)	-	(570)	69,762

(a)	SOSIT received fund on behalf of SOS; it was the proceeds net of legal expenses paid by private equity investors, equivalent to $38.42 million. Together with (c) it is proposed to offset account receivable and account payable for the same amount via inter-company account;
(b)	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million; It was acquired previously in June 2020 by issuing class A common share for the amount of $9.66 million;
(c)	Together with (b), another half of the elimination of inter-company receivable from SOS and inter-company payable from SOSIT for the same amount of $38.42 million;
(d)	This entry is to eliminate China SOS’s long-term investment at initial cost in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earnings etc;
(e)	This entry is also an elimination entry to knock off SOSIT’s long-term investment at cost in IMSOS against IMSOS’s paid-up capital, additional capital and retained earning etc.

	31-Dec-19
												Subsidiaries	Subsidiaries
		China			Subsidiaries	Subsidiaries	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Inter-company	Inside China	Outside China	SOS Ltd
	SOS Ltd.	SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustements	Adjustment	Adjustment	Adjustment	Elimination	Adjustment	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	-	-	-	-	-	41	-	-	-	-	-	-	-	41
Accounts receivable,net	-	-	-	-	-	8,171	-	-	-	-	-	-	-	8,171
Other receivables - net	-	-	-	-	-	11,512	-	-	-	-	-	-	-	11,512
Amount due from related parties	-	-	-	-	-	822	-	-	-	-	-	-	-	822
Total current assetes	-	-	-	-	-	20,546	-	-	-	-	-	-	-	20,546
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Property equipment and software,net	-	-	-	-	-	6	-	-	-	-	-	-	-	6
Total non-current assets	-	-	-	-	-	6	-	-	-	-	-	-	-	6
Total assets	-	-	-	-	-	20,552	-	-	-	-	-	-	-	20,552
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	-	-	-	-	13,018	-	-	-	-	-	-	-	13,018
Amount due to related parties	-	-	-	-	-	5,575	-	-	-	-	-	-	-	5,575
Contract liability	-	-	-	-	-	64	-	-	-	-	-	-	-	64
Tax payable	-	-	-	-	-	374	-	-	-	-	-	-	-	374
Other payables	-	-	-	-	-	197	-	-	-	-	-	-	-	197
Total current liabilities	-	-	-	-	-	19,228	-	-	-	-	-	-	-	19,228
Total non-current liability	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	19,228	-	-	-	-	-	-	-	19,228
Shareholder’s equity
Paid up capital	-	-	-	-	-	6	-	-	-	-	-	-	-	6
Additional paid-in capital	-	-	-	-	-	(6)	-	-	-	-	-	-	-	(6)
Retained earnings	-	-	-	-	-	1,340	-	-	-	-	-	-	-	1,340
Accumulated other comprehensive loss	-	-	-	-	-	(16)	-	-	-	-	-	-	-	(16)
Total Shareholders’ equity	-	-	-	-	-	1,324	-	-	-	-	-	-	-	1,324
Total Liabilities and shareholders’ equity	-	-	-	-	-	20,552	-	-	-	-	-	-	-	20,552

Schedule of condensed consolidated statement of cash flow
	31-Dec-21
					Subsidiaries	Subsidiaries	Consolidation	Consolidation	SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Outside China	inside China	Adjustments (a)	Adjustments (b)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(54,250)	2,648	(12)	3	(10,584)	911	-	12,033	(49,251)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	-	-	-	-	5,203	-	-	5,203
Depreciation of ROU	-	-	-	-	-	843	-	-	843
Share-based compensation	33,537	-	-	-	-	-	-	-	33,537
Accretion of finance leases	-	-	-	-	-	152	-	-	152
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	963	-	-	963
Allowance for doubtful accounts - other receivable	-	-	-	-	-	269	-	-	269
Impairment of cryptocurrencies	-	-	-	-	925	-	-	-	925
Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	(15,894)	-	-	(15,894)
Other receivables	(9,522)	(99,516)			(595)	(16,228)			(125,861)
Inter-company account	(99,132)	128,855	(311,415)	-	84,650	197,042	-	-	-
Amount due from related parties	-	(900)	(2)	-	1,000	(4,244)	-	-	(4,146)
Intangible assets	-	(14,502)	-	-	-	-	-	-	(14,502)
Accrued liabilities	-	-	-	-	3	19,812	-	-	19,815
Inventory	-	-	-	-	-	(96,071)	-	-	(96,071)
Tax payables	-	-	-	-	-	(8,371)	-	-	(8,371)
Accounts payable	-	11,359	-	-	-	17,050	-	-	28,409
Other payables	5141	121	47	-	-	(306)	-	-	5,003
Amount due to related parties	15	-	-	-	9	844	-	-	868
Contract liabilities	-	-	-	-	-	(454)	-	-	(454)
Net cash (used in) generated from operating activities	(124,211)	28,065	(311,382)	3	75,408	101,521	-	12,033	(218,563)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(11,358)	-	-	(16,922)	(4,754)	-	-	(33,034)
Investment in equity	(374,463)	(310,205)	-	-	(64,794)	(657)	750,119	-	-
Net cash (used in) generated from investing activities	(374,463)	(321,563)	-	-	(81,716)	(5,411)	750,119	-	(33,034)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities	-	-	-	-	-	(1,764)	-	-	(1,764)
Proceed from share issuance, net of issuance costs	510,271	452,076	315,547	-	110,523	(40,426)	(750,119)	(12,033)	585,839
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-	-	-
Net cash generated from (used in) financing activities	510,271	452,076	315,547	-	110,523	(42,190)	(750,119)	(12,033)	584,075
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	(1)	-	(98)	1,925	-	-	1,826

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	11,597	158,578	4,164	3	104,117	55,845	-	-	334,304
CASH AND CASH EQUIVALENTTS, beginning of year	1	-	-	-	-	3,721	-	-	3,722
CASH AND CASH EQUIVALENTTS, end of year	11,598	158,578	4,164	3	104,117	59,566	-	-	338,026

(a)	This entry is to eliminate investment against equity accounts;
(b)	This entry is to offset legal expenses against gross proceeds from direct public offerings.

		China			Subsidiaries	Subsidiaries	Consolidation	Consolidation	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(1,403)	(2)	(3)	-	-	12,425	(452)	(6,161)	4,404
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	-	-	-	-	-	2	-	-	2
Share-based compensation	506	-	-	-	-	-	-	-	506
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	1	-	-	1
Allowance for doubtful accounts - other receivable	-	-	-	-	-	158	-	-	158
Loss on acquisition	-	-	-	-	-	-	-	5,679	5,679
Income from disposal of discontinued operations	-	-	-	-	-	-	-	(63)	(63)

Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	(2,065)	-	-	(2,065)
Other receivables	-	-	-	-	-	(36,019)	-	-	(36,019)
Amount due from related parties	-	-	-	-	-	(2,871)	-	-	(2,871)
Tax payables	-	-	-	-	-	292	-	-	292
Accounts payable	-	-	-	-	-	(11,940)	-	-	(11,940)
Other payables	-	100	-	-	-	1,384	-	-	1,484
Amount due to related parties	-	-	-	-	-	(3,666)	-	-	(3,666)
Contract liabilities	-					546	-	-	546
Net cash (used in) generated from operating activities	(897)	98	(3)	-	-	(41,753)	(452)	(545)	(43,552)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	-	-	-	-	(501)	-	-	(501)
Investment in equity	-	(3,391)	3,391	-	-	0	-	-	-
Proceed from disposals of discontinued operations	-	-	-	-	-	3,500	-	-	3,500
Net cash (used in) generated from investing activities	-	(3,391)	3,391	-	-	2,999	-	-	2,999

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	-	3,578	-	-	-	-	-	-	3,578
Proceed from private equity placement, net of issuance costs	1,000	-	-	-	-	38,973	-	-	39,973
Net cash generated from (used in) financing activities	1,000	3,578	-	-	-	38,973	-	-	43,551

EFFECT OF EXCHANGE RATES ON CASH	(1)	(17)	(84)	-	-	785	-	-	683

NET CASH CHANGES IN CASH AND CASH EQUIVALENTS	102	268	3,304	-	-	1,004	(452)	(545)	3,681
CASH AND CASH EQUIVALENTTS, beginning of year	1	-	-	-	-	40	-	-	41
CASH AND CASH EQUIVALENTTS, end of year	103	268	3,304	-	-	1,044	(452)	(545)	3,722

(a)	SOS picks up the legal expense of $0.45 million paid by China SOS, this increase the net loss of SOS by the same amount;
(b)	To reflect the impact of SOS’s disposition of XRF’s fintech business on cash flow: a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million.

	31-Dec-19
		China			Subsidiaries	Subsidiaries	Consolidation	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustments	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit	-	-	-	-	-	1,470	-	1,470
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	-	-	-	-	-	2	-	2
Share-based compensation	-	-	-	-	-	-	-	-
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	5	-	5
Allowance for doubtful accounts - other receivable	-	-	-	-	-	146	-	146
Loss on acquisition	-	-	-	-	-	-	-	-
Income from disposal of discoutinued operations	-	-	-	-	-	-	-	-

Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	(5,455)	-	(5,455)
Other receivables	-	-	-	-	-	(1,498)	-	(1,498)
Amount due from related parties	-	-	-	-	-	3,278	-	3,278
Tax payables	-	-	-	-	-	364	-	364
Accounts payable						3,851		3,851
Other payables	-	-	-	-	-	(217)	-	(217)
Amount due to related parties	-	-	-	-	-	(1,934)	-	(1,934)
Contract liabilities	-	-	-	-	-	32	-	32
Net cash generated from operating activities	-	-	-	-	-	44	-	44

EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(16)	-	(16)

NET CASH CHANGES IN CASH AND CASH EQUIVALENTS	-	-	-	-	-	28	-	28
CASH AND CASH EQUIVALENTTS, BEGINNING OF YEAR	-	-	-	-	-	13	-	13
CASH AND CASH EQUIVALENTTS, END OF YEAR	-	-	-	-	-	41	-	41